Retirement Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement plans
Retirement Plans
The Company provides pension benefits to eligible employees through various defined contribution and defined benefit retirement plans sponsored by the Company, which vary for each subsidiary. Plan assets are invested principally in equity securities and fixed maturities.
(a) Defined contribution plans
The Company has qualified defined contribution plans that are managed externally and to which employees and the Company contribute a certain percentage of the employee’s pensionable salary each month. The Company’s contribution generally vests over five years. The Company’s expenses for its qualified contributory defined contribution retirement plans were $49.4 million, $53.6 million and $42.4 million at December 31, 2013, 2012 and 2011, respectively.
(b) Defined benefit plans
The Company maintains defined benefit plans that cover certain employees as follows:
U.S. Plan
A qualified non-contributory defined benefit pension plan exists to cover a number of U.S. employees. The plan was curtailed in 2002 and was closed to new entrants at that time. Under the terms of the curtailment, existing plan participants were no longer entitled to earn additional defined benefits for future services performed after the curtailment date; however, accrued benefits are eligible for annual cost-of-living increases. This plan also includes a non-qualified supplemental defined benefit plan designed to compensate individuals to the extent that their benefits under the Company’s qualified plan are curtailed due to IRS Code limitations. Benefits are based on years of service and compensation, as defined in the plan, during the highest consecutive three years of the employee’s last ten years of employment.
In addition, certain former employees have received benefit type guarantees, not formally a part of any established plan. The liability recorded with respect to these agreements as at December 31, 2013 and 2012 was $3.0 million and $3.3 million, respectively, representing the entire unfunded projected benefit obligations.
U.K. Plans
A contributory defined benefit pension scheme exists in the U.K., but has been closed to new entrants since 1996. Benefits are based on length of service and compensation as defined in the trust deed and rules.
In addition, during 2003 six members, five of whom are still employed by the Company in the U.K., transferred from a defined benefit plan into a defined contribution plan. These employees have a contractual agreement with the Company that provides a “no worse than final salary pension” guarantee in the event that they are employed by the Company until retirement, under which the Company guarantees to top-up their defined contribution pension to the level of pension that they would have been entitled to receive had they remained in the defined benefit scheme. The pension liability recorded with respect to these individuals was $4.0 million and $3.5 million at December 31, 2013 and 2012, respectively, representing the entire unfunded projected obligation.
Other European Plans
Certain contributory defined benefit pension plans exist in several European countries, most notably Germany, which are closed to new entrants. Benefits are generally based on length of service and compensation defined in the related agreements.
As a part of the purchase of XL GAPS, the Company acquired certain defined benefit pension liabilities. The related balances are not included in the tables below as the liabilities are insured under an annuity type contract.
The funded status by geographical region of all the Company’s retirement plans at December 31, 2013 and 2012 is as follows:

Funded Status (U.S. dollars in thousands)	2013	2012
U.S.	$(6,181)	$(17,210)
U.K.	(7,654)	(8,032)
Other European	(20,983)	(18,528)
Funded status – end of year	$(34,818)	$(43,770)

The status of all the Company’s retirement plans at December 31, 2013 and 2012 is as follows:

Change in projected benefit obligation (U.S. dollars in thousands)	2013	2012
Projected benefit obligation – beginning of year	$83,083	$72,267
Service cost (1)	1,491	1,291
Interest cost	3,599	3,557
Actuarial (gain) / loss	(5,091)	7,922
Benefits and expenses paid	(2,307)	(2,069)
Foreign currency (gains) / losses	1,201	1,086
Settlements	—	(971)
Projected benefit obligation – end of year	$81,976	$83,083
(1) Service costs include cost of living adjustments on curtailed plans.

Change in plan assets (U.S. dollars in thousands)	2013	2012
Fair value of plan assets – beginning of year	$39,313	$34,956
Actual return on plan assets	6,113	3,101
Employer contributions	2,919	2,133
Benefits and expenses paid	(1,462)	(1,258)
Foreign currency gains / (losses)	275	381
Fair value of plan assets – end of year	$47,158	$39,313
Funded status – end of year	$(34,818)	$(43,770)
Accrued pension liability	$34,818	$43,770

The components of the net benefit cost for the years ended December 31, 2013, 2012 and 2011 are as follows:

Components of net benefit cost (U.S. dollars in thousands)	2013	2012	2011
Service cost	$1,491	$1,291	$919
Interest cost	3,589	3,557	3,337
Expected return on plan assets	(3,096)	(3,028)	(1,558)
Amortization of net actuarial loss	1,440	915	373
Transfer from AOCI	—	3,363	—
Net benefit cost	$3,424	$6,098	$3,071

Assumptions
Several assumptions and statistical variables are used in the models to calculate the expenses and liability related to the plans. The Company, in consultation with its actuaries, determines assumptions about the discount rate, the expected rate of return on plan assets and the rate of compensation increase. The table below includes disclosure of these rates on a weighted-average basis, for the years ended December 31 as indicated:

	2013			2012
	U.S. Plans	U.K. Plans	Other European Plans	U.S. Plans	U.K. Plans	Other European Plans
Net Benefit Cost – Weighted-average assumptions
Discount rate	4.00%	4.50%	4.20%	4.40%	4.65%	5.20%
Expected long-term rate of return on plan assets	8.00%	5.70%	N/A	8.00%	5.70%	N/A
Rate of compensation increase	N/A	4.90%	2.50%	N/A	5.00%	3.00%
Benefit Obligation – Weighted-average assumptions
Discount rate	4.95%	4.50%	3.50%	4.00%	4.65%	4.20%
Rate of compensation increase	N/A	4.90%	2.50%	N/A	5.00%	3.00%

The expected long-term rate of return assumption is determined by adding expected inflation to the expected long-term real rates of various asset classes taking into account expected volatility and correlation between the various asset classes.
Plan Assets
The U.S. Plan assets at December 31, 2013 and 2012 consist of two mutual funds. The first fund employs a core bond portfolio strategy that seeks maximum current income and price appreciation consistent with the preservation of capital and prudent risk taking with the focus on intermediate – term high quality bonds.
The second fund seeks long term growth of capital by investing in a diversified group of domestic and international companies. Using a quantitative approach, portfolio managers identify companies that they believe have favorable prospects for above average growth.
The fair value of the U.S. Plan assets at December 31, 2013 and 2012 was $36.4 million and $29.8 million, respectively. As both of the retirement plan’s investments are mutual funds, they fall within Level 1 in the fair value hierarchy. The inputs and methodologies used in determining the fair value of these assets are consistent with those used to measure our assets as set out in Note 3, "Fair Value Measurements.”
The U.K. pension plan assets are held in a separate trustee administered fund to meet long term liabilities to past and present employees. The table below shows the composition of the plan's assets and the fair value of each major category of plan assets as of December 31, 2013 and 2012, as well as the potential returns of the different asset classes. The totals of the asset values held in various externally managed portfolios are provided by third party pricing vendors. There is no significant concentration of risk within plan assets. The assets in the scheme and the expected rates of return were as follows:

(U.S. dollars in thousands, except percentages)	Expected Return on Assets for 2013	Weighted Value at December 31, 2013	Expected Return on Assets for 2012	Weighted Value at December 31, 2012
Equities	6.8%	$7,048	6.8%	$6,149
Gilts	3.0%	1,775	3.0%	1,700
Corporate Bonds	4.5%	1,758	4.7%	1,566
Other (cash)	3.4%	133	3.5%	68
Total market fair value of assets		$10,714		$9,483

Expected Cash Flows
Under the U.S. defined benefit plans, the Company’s policy is to make annual contributions to the plan that are deductible for federal income tax purposes and that meet the minimum funding standards required by law. The contribution level is determined by utilizing the projected unit credit cost method and different actuarial assumptions than those used for pension expense purposes. The Company’s funding policy provides that contributions to the plan shall be at least equal to the minimum funding requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended by the Pension Protection Act of 2006. During the fiscal year beginning January 1, 2014, the U.S. defined benefit plans expect to make contributions of $2.9 million.
The estimated future benefit payments with respect to the U.S. defined benefit pension plans, are as follows:

(U.S. dollars in thousands)	Retirement Plan	Benefits Equalization Plan	Total
2014	$825	$429	$1,254
2015	$870	$425	$1,295
2016	$945	$425	$1,370
2017	$1,008	$421	$1,429
2018	$1,078	$424	$1,502
2019-2023	$8,519	$2,828	$11,347

The U.K. scheme is subject to triennial funding valuations, the most recent of which was conducted as of July 1, 2012 and was reported in 2013. The $2.5 million deficit (calculated on a realistic basis) is being funded over a 10-year period.